Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales	$ 11.6	$ 14.7
Proceeds from sales			$ 13.7
Gross realized gains	0.0	0.1
Gross realized gains			0.1
Gross realized losses	0.0	(0.3)
Gross realized losses			0.0
Net realized gains	$ 0.0	$ (0.2)
Net realized gains			$ 0.1